Share capital (Details) £ / shares in Units, $ / shares in Units, $ in Millions	12 Months Ended			156 Months Ended
	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 GBP (£) £ / shares shares	Dec. 31, 2024 GBP (£) £ / shares shares	Dec. 31, 2023 GBP (£) £ / shares shares
Disclosure of classes of share capital
Par value per ordinary share | $ / shares	$ 0.25	$ 0.25	$ 0.25	$ 0.25
Share capital	$ 388	$ 388		$ 388
Shares repurchased				$ 0
Number of shares in the Company held by subsidiaries | shares	147,547	442,342	1,580,137	147,547	147,547	442,342	1,580,137
Own shares held at cost	$ 25	$ 68	$ 129	$ 25
Market value of own shares held	$ 27	$ 58		$ 27
Ordinary shares
Disclosure of classes of share capital
Par value per ordinary share | $ / shares	$ 0.25	$ 0.25	$ 0.25	$ 0.25
Share capital	$ 388	$ 388	$ 388	$ 388
Number of shares outstanding at beginning of period | shares	1,550,546,239	1,550,162,626	1,549,800,030
Issue of shares (share schemes) | shares	361,688	383,613	362,596
Number of shares outstanding at end of period | shares	1,550,907,927	1,550,546,239	1,550,162,626	1,550,907,927
Shares repurchased	$ 0	$ 0	$ 0
Preference shares
Disclosure of classes of share capital
Par value per ordinary share | £ / shares					£ 1	£ 1	£ 1
Share capital | £					£ 50,000	£ 50,000	£ 50,000
Dividend rights	$ 0			$ 0
Days of written noticed required	7 days